Acquisitions - Schedule of purchase consideration (Details)			9 Months Ended	12 Months Ended
	Jun. 12, 2020 CAD ($) share shares	Jun. 12, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 15, 2021 CAD ($) share shares	Apr. 29, 2021 CAD ($) share shares
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 134,192	$ 0	$ 0	$ 0
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Common shares, Number | share							3,965
Common shares, Fair Value							$ 377,503
Warrants, Number | shares							200,000
Warrants, Fair Value							$ 132,000
Contingent shares, Number | shares							875
Contingent consideration							$ 83,319
Total fair value consideration							$ 592,822
DEFSEC [Member]
Disclosure of detailed information about business combination [line items]
Common shares, Number | share								14,286
Common shares, Fair Value								$ 1,290,000
Warrants, Number | shares								500,000
Warrants, Fair Value								$ 425,000
Minimum royalty payments, Fair Value								1,191,219
Total purchase consideration								2,906,219
Identifiable intangible assets
Technology asset								$ 2,906,219
SageGuild LLC [Member]
Disclosure of detailed information about business combination [line items]
Common shares, Number | share	2,000
Common shares, Fair Value	$ 278,500
Warrants, Number | shares	750,000
Cash consideration	$ 134,192	$ 100,000
Share issuance with no condition	33,600
Elected share issuances	133,680
Contingent consideration	180,000
Total purchase consideration	$ 481,472